                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                  Van Kampen High Income Trust II (the "Fund")
                               One Parkview Plaza
                           Oakbrook Terrace, IL 60181

                                    under the

                         Investment Company Act of 1940

                        Securities Act File No. 33-27097
                    Investment Company Act File No. 811-5769

     (1)  Title of the class of Securities to be redeemed:

              Auction Preferred Shares, par value $ 0.01 per share, liquidation preference of $25,000 per share ("APS")

     (2)  Date on which the securities are to be redeemed:

              November 7, 2000

     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

              APS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares (the "Certificate of Vote"), which document is filed as Exhibit A to this notice and is incorporated herein by reference, together with subsequent amendments to the Certificate of Vote, which amendments are filed as Exhibits B and C hereto and incorporated herein by reference.

     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

              The Fund intends to redeem 280 shares of APS, which have an aggregate liquidation preference of

              $7,000,000. Such redemption shall be effected on a pro rata basis.

          Pursuant to the provisions of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be executed on its behalf by the undersigned officer of the Fund on this 27th day of September 2000.

                                           Van Kampen High Income Trust II


                                           By:  /s/ A. Thomas Smith III
                                                ------------------------
                                           Name:   A. Thomas Smith III
                                           Title:  Secretary